Incentive Units - Schedule of Key Assumptions Used to Estimate Fair Value of Incentive Units (Detail) - Incentive Unit Valuation Tranche One	6 Months Ended
Jun. 30, 2017
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Dividend yield	0.00%
Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected life (years)	1 year 15 days
Expected volatility (range)	54.00%
Risk-free rate (range)	1.24%
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected life (years)	5 years 3 months 15 days
Expected volatility (range)	62.00%
Risk-free rate (range)	1.91%